Share capital	6 Months Ended
Mar. 31, 2025
Share capital.
Share capital
8.	Share capital

As of 31 March 2025, the total number of ordinary shares of the Company outstanding is 13,478,578 with a par value of $0.0025.

	Number of ordinary	Share capital
	shares	$
30 September 2024 – par value $0.0025	11,545,354	28,864

ATM	718,796	1,797
Registered Direct Offering	720,000	1,800
Warrants exercised	82,410	206
EMIs exercised	62,151	155
RSUs granted	349,867	875

31 March 2025 – par value $0.0025	13,478,578	33,696